Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 60.1%
Aerospace & Defense - 0.6%
General Dynamics Corp.	20,814	$ 5,879,747

Banks - 1.3%
JPMorgan Chase & Co.	62,271	12,472,881

Beverages - 1.2%
Constellation Brands, Inc., Class A	18,683	5,077,292
Monster Beverage Corp. (A)	109,430	6,487,010

		11,564,302

Biotechnology - 1.3%
AbbVie, Inc.	37,811	6,885,383
Amgen, Inc.	8,012	2,277,972
Vertex Pharmaceuticals, Inc. (A)	8,418	3,518,808

		12,682,163

Broadline Retail - 2.3%
Amazon.com, Inc. (A)	121,533	21,922,122

Building Products - 0.5%
Trane Technologies PLC	17,156	5,150,231

Capital Markets - 1.8%
Charles Schwab Corp.	57,418	4,153,618
CME Group, Inc.	25,143	5,413,036
Morgan Stanley	81,466	7,670,839

		17,237,493

Chemicals - 0.5%
Corteva, Inc.	78,879	4,548,952

Communications Equipment - 0.2%
Motorola Solutions, Inc.	5,563	1,974,754

Consumer Finance - 1.5%
American Express Co.	62,282	14,180,989

Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	9,897	7,250,839
Sysco Corp.	67,334	5,466,174

		12,717,013

Electrical Equipment - 0.4%
Rockwell Automation, Inc.	12,660	3,688,238

Energy Equipment & Services - 0.4%
Schlumberger NV	63,757	3,494,521

Entertainment - 0.7%
Netflix, Inc. (A)	6,293	3,821,928
Walt Disney Co.	25,523	3,122,994

		6,944,922

Financial Services - 2.3%
Mastercard, Inc., Class A	47,015	22,641,014

Food Products - 0.4%
Hershey Co.	18,566	3,611,087

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	73,526	8,356,965

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. (A)	40,240	$ 3,845,335
Stryker Corp.	14,922	5,340,136

		17,542,436

Health Care Providers & Services - 2.0%
HCA Healthcare, Inc.	9,944	3,316,622
UnitedHealth Group, Inc.	32,713	16,183,121

		19,499,743

Hotels, Restaurants & Leisure - 4.1%
Booking Holdings, Inc.	2,151	7,803,570
Chipotle Mexican Grill, Inc. (A)	1,527	4,438,638
Hilton Worldwide Holdings, Inc.	51,787	11,046,685
McDonald’s Corp.	37,058	10,448,503
Starbucks Corp.	63,542	5,807,103

		39,544,499

Household Products - 0.7%
Procter & Gamble Co.	41,833	6,787,404

Industrial Conglomerates - 0.8%
Honeywell International, Inc.	39,561	8,119,895

Insurance - 1.9%
Marsh & McLennan Cos., Inc.	21,143	4,355,035
Progressive Corp.	69,075	14,286,092

		18,641,127

Interactive Media & Services - 4.7%
Alphabet, Inc., Class C (A)	167,714	25,536,134
Meta Platforms, Inc., Class A	42,294	20,537,120

		46,073,254

IT Services - 1.3%
Accenture PLC, Class A	36,502	12,651,958

Life Sciences Tools & Services - 1.0%
Danaher Corp.	10,602	2,647,532
Thermo Fisher Scientific, Inc.	12,363	7,185,499

		9,833,031

Machinery - 0.9%
Deere & Co.	21,225	8,717,956

Media - 0.5%
Comcast Corp., Class A	116,076	5,031,895

Oil, Gas & Consumable Fuels - 1.3%
Chevron Corp.	34,249	5,402,437
ConocoPhillips	59,573	7,582,452

		12,984,889

Pharmaceuticals - 2.3%
Eli Lilly & Co.	14,136	10,997,243
Merck & Co., Inc.	54,231	7,155,780
Zoetis, Inc.	22,324	3,777,444

		21,930,467

Professional Services - 0.6%
Automatic Data Processing, Inc.	24,766	6,185,061

Semiconductors & Semiconductor Equipment - 6.8%
KLA Corp.	10,373	7,246,267
Lam Research Corp.	15,311	14,875,708

Transamerica Series Trust	Page 1

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	41,805	$ 37,773,326
Texas Instruments, Inc.	37,996	6,619,283

		66,514,584

Software - 7.8%
Adobe, Inc. (A)	11,185	5,643,951
Cadence Design Systems, Inc. (A)	8,826	2,747,357
Intuit, Inc.	8,182	5,318,300
Microsoft Corp.	134,363	56,529,202
Oracle Corp.	44,377	5,574,195

		75,813,005

Specialty Retail - 1.4%
Home Depot, Inc.	19,406	7,444,142
TJX Cos., Inc.	64,803	6,572,320

		14,016,462

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	146,076	25,049,112

Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc., Class B	88,857	8,350,781

Total Common Stocks (Cost $355,716,664)		583,997,988

	Principal	Value
ASSET-BACKED SECURITIES - 2.9%
ACC Auto Trust
Series 2022-A, Class A,
4.58%, 07/15/2026 (B)	$ 56,651	56,424
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (B)	173,381	155,038
ARES LX CLO Ltd.
Series 2021-60A, Class A,
3-Month Term SOFR + 1.38%, 6.68% (C), 07/18/2034 (B)	250,000	250,116
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A,
3.93%, 05/15/2028 (B)	128,741	126,737
CBAM Ltd.
Series 2019-11RA, Class A1,
3-Month Term SOFR + 1.44%, 6.76% (C), 01/20/2035 (B)	1,210,000	1,210,151
Series 2019-11RA, Class B,
3-Month Term SOFR + 2.01%, 7.33% (C), 01/20/2035 (B)	308,466	308,141
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1,
1.53%, 03/15/2061 (B)	778,462	704,097
Series 2021-1A, Class B1,
1.98%, 03/15/2061 (B)	294,044	258,787
Series 2022-1A , Class A1,
5.97%, 08/15/2062 (B)	880,395	858,551
Series 2022-1A , Class A2,
6.11%, 08/15/2062 (B)	2,064,677	2,004,889
CIFC Funding Ltd.
Series 2021-7A, Class A1,
3-Month Term SOFR + 1.39%, 6.71% (C), 01/23/2035 (B)	375,000	375,017
Series 2021-7A, Class B,
3-Month Term SOFR + 1.86%, 7.18% (C), 01/23/2035 (B)	250,874	250,865

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CIM Trust
Series 2021-NR1, Class A1,
5.57% (C), 07/25/2055 (B)	$ 230,619	$ 228,212
Series 2021-NR4, Class A1,
2.82% (C), 10/25/2061 (B)	157,323	153,269
CP EF Asset Securitization I LLC
Class A,
5.96%, 04/15/2030 (B)	150,076	149,011
CP EF Asset Securitization II LLC
Series 2023-1A, Class A,
7.48%, 03/15/2032 (B)	411,690	412,507
CRB Securitization Trust
Series 2023-1, Class A,
6.96%, 10/20/2033 (B)	165,981	167,316
CyrusOne Data Centers Issuer I LLC
Series 2023-2A, Class A2,
5.56%, 11/20/2048 (B)	872,000	854,216
Series 2024-1A, Class A2,
4.76%, 03/22/2049 (B)	372,724	350,684
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A,
1.76%, 04/15/2049 (B)	821,000	732,843
Domino’s Pizza Master Issuer LLC
Series 2018-1A, Class A2I,
4.12%, 07/25/2048 (B)	747,578	727,307
Elmwood CLO II Ltd.
Series 2019-2A, Class AR,
3-Month Term SOFR + 1.41%, 6.73% (C), 04/20/2034 (B)	339,000	339,292
Exeter Automobile Receivables Trust
Series 2021-1A, Class D,
1.08%, 11/16/2026	457,964	446,599
Gracie Point International Funding LLC
Series 2024-1A, Class A,
3-Month SOFR Average + 1.70%, 7.06% (C), 03/01/2028 (B)	287,000	287,740
HPS Loan Management Ltd.
Series 2021-16A, Class B,
3-Month Term SOFR + 1.96%, 7.28% (C), 01/23/2035 (B)	250,000	249,742
JPMorgan Chase Bank NA - CACLN
Series 2021-1, Class B,
0.88%, 09/25/2028 (B)	26,811	26,527
Series 2021-2, Class B,
0.89%, 12/26/2028 (B)	82,565	81,100
LAD Auto Receivables Trust
Series 2021-1A, Class A,
1.30%, 08/17/2026 (B)	50,716	50,335
Series 2022-1A, Class A,
5.21%, 06/15/2027 (B)	387,154	386,133
Lendbuzz Securitization Trust
Series 2022-1A, Class A,
4.22%, 05/17/2027 (B)	359,761	353,720
Series 2023-1A, Class A2,
6.92%, 08/15/2028 (B)	268,598	270,575
Libra Solutions LLC
Series 2022-1A, Class A,
4.75%, 05/15/2034 (B)	64,189	63,757
Series 2022-2A , Class A,
6.85%, 10/15/2034 (B)	94,734	94,445

Transamerica Series Trust	Page 2

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LL ABS Trust
Series 2022-2A, Class A,
6.63%, 05/15/2030 (B)	$ 18,492	$ 18,499
Logan CLO II Ltd.
Series 2021-2A, Class A,
3-Month Term SOFR + 1.41%, 6.73% (C), 01/20/2035 (B)	582,571	583,056
M&T Equipment Notes
Series 2023-1A, Class A2,
6.09%, 07/15/2030 (B)	335,414	335,603
Series 2023-1A, Class A3,
5.74%, 07/15/2030 (B)	207,000	207,267
Marlette Funding Trust
Series 2023-2A, Class B,
6.54%, 06/15/2033 (B)	224,000	225,110
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A,
8.04%, 09/20/2027 (B)	718,000	724,023
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1,
2.41%, 10/20/2061 (B)	353,000	296,531
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (B)	134,199	128,643
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (B)	234,807	219,015
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1,
1.85%, 11/20/2050 (B)	671,672	623,043
Octagon Investment Partners 48 Ltd.
Series 2020-3A, Class AR,
3-Month Term SOFR + 1.41%, 6.73% (C), 10/20/2034 (B)	351,000	351,061
Pagaya AI Debt Trust
Series 2022-1, Class A,
2.03%, 10/15/2029 (B)	78,205	77,442
PRET LLC
Series 2023-RN1, Class A1,
8.23% (C), 09/25/2053 (B)	941,224	952,544
PRPM LLC
Series 2021-10, Class A1,
2.49% (C), 10/25/2026 (B)	584,096	573,004
Series 2021-9, Class A1,
2.36% (C), 10/25/2026 (B)	501,744	489,156
Series 2022-2, Class A1,
5.00% (C), 03/25/2027 (B)	924,106	910,846
Rad CLO 21 Ltd.
Series 2023-21A, Class A,
3-Month Term SOFR + 1.59%, 6.96% (C), 01/25/2033 (B)	521,477	523,691
RCKT Mortgage Trust
Series 2024-CES1, Class A1A,
6.03% (C), 02/25/2044 (B)	574,091	573,458
Regatta XXIII Funding Ltd.
Series 2021-4A, Class A1,
3-Month Term SOFR + 1.41%, 6.73% (C), 01/20/2035 (B)	952,000	952,473
Series 2021-4A, Class B,
3-Month Term SOFR + 1.96%, 7.28% (C), 01/20/2035 (B)	264,465	264,477

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Saluda Grade Alternative Mortgage Trust
Series 2023-FIG4, Class A,
6.72% (C), 11/25/2053 (B)	$ 615,303	$ 627,655
Santander Bank Auto Credit-Linked Notes
Series 2021-1A, Class B,
1.83%, 12/15/2031 (B)	46,612	45,942
Series 2022-A, Class B,
5.28%, 05/15/2032 (B)	323,052	321,249
Series 2022-B, Class A2,
5.59%, 08/16/2032 (B)	126,262	126,107
Tesla Auto Lease Trust
Series 2021-B, Class B,
0.91%, 09/22/2025 (B)	202,000	200,214
THL Credit Wind River CLO Ltd.
Series 2019-1A , Class AR,
3-Month Term SOFR + 1.42%, 6.74% (C), 07/20/2034 (B)	314,000	314,033
Towd Point Mortgage Trust
Seies 2023-CES2, Class A1A,
7.29% (C), 10/25/2063 (B)	364,499	371,349
Upstart Securitization Trust
Series 2021-5, Class A,
1.31%, 11/20/2031 (B)	4,906	4,893
Series 2022-1, Class A,
3.12%, 03/20/2032 (B)	176,184	174,770
Series 2022-2, Class A,
4.37%, 05/20/2032 (B)	139,112	138,869
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (B)	925,000	866,644
Series 2021-1A, Class A2,
2.17%, 10/15/2046 (B)	1,953,558	1,782,737
Vantage Data Centers LLC
Series 2020-2A, Class A2,
1.99%, 09/15/2045 (B)	596,000	525,172
VCAT LLC
Series 2021-NPL1, Class A1,
5.29% (C), 12/26/2050 (B)	68,985	68,499
Westgate Resorts LLC
Series 2022-1A, Class A,
1.79%, 08/20/2036 (B)	131,772	126,420

Total Asset-Backed Securities (Cost $28,164,883)		27,707,638

CORPORATE DEBT SECURITIES - 12.3%
Aerospace & Defense - 0.3%
BAE Systems PLC
5.13%, 03/26/2029 (B)	386,000	387,397
5.25%, 03/26/2031 (B)	200,000	200,972
5.30%, 03/26/2034 (B)	562,000	565,103
TransDigm, Inc.
6.38%, 03/01/2029 (B)	253,000	254,108
6.63%, 03/01/2032 (B)	1,140,000	1,152,143

		2,559,723

Automobiles - 0.3%
Ford Motor Credit Co. LLC
5.80%, 03/08/2029 (D)	830,000	833,001
6.13%, 03/08/2034	645,000	648,042
7.12%, 11/07/2033	474,000	510,407
7.20%, 06/10/2030	231,000	245,326
7.35%, 03/06/2030	234,000	249,558

		2,486,334

Transamerica Series Trust	Page 3

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 3.4%
Bank of America Corp.
Fixed until 01/23/2034, 5.47% (C), 01/23/2035	$ 764,000	$ 770,061
Fixed until 09/15/2033, 5.87% (C), 09/15/2034	1,727,000	1,790,251
Fixed until 11/10/2027, 6.20% (C), 11/10/2028	1,219,000	1,261,661
Fixed until 09/05/2024 (E), 6.25% (C)	993,000	994,244
Bank of Montreal
Fixed until 01/10/2032, 3.09% (C), 01/10/2037	1,059,000	863,890
Bank of New York Mellon Corp.
Fixed until 04/26/2026, 4.95% (C), 04/26/2027	541,000	538,613
Fixed until 10/25/2033, 6.47% (C), 10/25/2034	904,000	985,614
BNP Paribas SA
Fixed until 01/20/2027, 2.59% (C), 01/20/2028 (B)	616,000	570,603
Fixed until 01/09/2029, 5.18% (C), 01/09/2030 (B)	616,000	615,838
Citigroup, Inc.
Fixed until 01/10/2027, 3.89% (C), 01/10/2028	1,369,000	1,320,502
Fixed until 02/13/2034, 5.83% (C), 02/13/2035	2,098,000	2,077,678
Fixed until 05/15/2025 (E), 5.95% (C)	496,000	495,198
Fixed until 05/15/2024 (E), 6.30% (C)	109,000	108,568
Fifth Third Bancorp
Fixed until 01/29/2031, 5.63% (C), 01/29/2032	241,000	241,450
JPMorgan Chase & Co.
Fixed until 08/01/2024 (E), 5.00% (C)	392,000	390,666
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	414,000	412,439
Fixed until 01/23/2027, 5.04% (C), 01/23/2028	522,000	520,300
Fixed until 07/24/2028, 5.30% (C), 07/24/2029	912,000	919,047
Fixed until 10/23/2028, 6.09% (C), 10/23/2029	917,000	953,903
Fixed until 10/23/2033, 6.25% (C), 10/23/2034	786,000	840,512
Morgan Stanley
Fixed until 05/04/2026, 1.59% (C), 05/04/2027	632,000	584,868
Fixed until 04/28/2025, 2.19% (C), 04/28/2026	990,000	954,948
Fixed until 01/21/2032, 2.94% (C), 01/21/2033	676,000	574,509
Fixed until 01/24/2028, 3.77% (C), 01/24/2029	90,000	85,650
4.35%, 09/08/2026	79,000	77,271
Fixed until 04/20/2028, 5.16% (C), 04/20/2029	850,000	849,594
Fixed until 07/21/2033, 5.42% (C), 07/21/2034	774,000	777,059
National Australia Bank Ltd.
2.99%, 05/21/2031 (B)	1,103,000	931,521
Nordea Bank Abp
5.38%, 09/22/2027 (B)	1,253,000	1,262,108

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
PNC Financial Services Group, Inc.
Fixed until 06/12/2028, 5.58% (C), 06/12/2029	$ 673,000	$ 681,566
Fixed until 10/20/2033, 6.88% (C), 10/20/2034	950,000	1,041,088
Sumitomo Mitsui Financial Group, Inc.
5.85%, 07/13/2030	358,000	371,696
Toronto-Dominion Bank
5.52%, 07/17/2028	902,000	921,448
Truist Financial Corp.
Fixed until 01/24/2029, 5.44% (C), 01/24/2030	381,000	380,731
Fixed until 01/24/2034, 5.71% (C), 01/24/2035	313,000	314,573
Fixed until 06/08/2026, 6.05% (C), 06/08/2027	517,000	524,120
UBS Group AG
Fixed until 02/08/2029, 5.43% (C), 02/08/2030 (B)	708,000	709,397
Fixed until 02/08/2034, 5.70% (C), 02/08/2035 (B)	598,000	601,692
US Bancorp
Fixed until 11/03/2031, 2.49% (C), 11/03/2036	857,000	674,741
Fixed until 01/23/2029, 5.38% (C), 01/23/2030	799,000	802,774
Fixed until 01/23/2034, 5.68% (C), 01/23/2035	573,000	579,271
Fixed until 06/12/2028, 5.78% (C), 06/12/2029	830,000	845,418
Wells Fargo & Co.
Fixed until 01/22/2029, 5.20% (C), 01/23/2030	1,134,000	1,131,879
Fixed until 01/23/2034, 5.50% (C), 01/23/2035	384,000	385,397

		32,734,357

Biotechnology - 0.1%
Illumina, Inc.
5.80%, 12/12/2025	483,000	483,744
Royalty Pharma PLC
3.55%, 09/02/2050	782,000	539,581

		1,023,325

Capital Markets - 0.5%
Blackstone Private Credit Fund
6.25%, 01/25/2031 (B)	645,000	648,240
7.30%, 11/27/2028 (B)	604,000	630,108
Blue Owl Credit Income Corp.
4.70%, 02/08/2027	113,000	107,219
7.75%, 09/16/2027	678,000	694,852
7.95%, 06/13/2028 (B)	371,000	384,787
Charles Schwab Corp.
Fixed until 08/24/2033, 6.14% (C), 08/24/2034	1,127,000	1,177,214
LPL Holdings, Inc.
6.75%, 11/17/2028	1,261,000	1,321,270

		4,963,690

Chemicals - 0.3%
Celanese US Holdings LLC
6.33%, 07/15/2029	382,000	396,218
6.35%, 11/15/2028	386,000	400,014

Transamerica Series Trust	Page 4

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Celanese US Holdings LLC (continued)
6.55%, 11/15/2030	$ 967,000	$ 1,017,340
6.70%, 11/15/2033	943,000	1,006,089

		2,819,661

Commercial Services & Supplies - 0.0% (F)
CoStar Group, Inc.
2.80%, 07/15/2030 (B)	497,000	423,825

Consumer Finance - 0.2%
Capital One Financial Corp.
Fixed until 02/01/2029, 5.70% (C), 02/01/2030 (D)	214,000	215,776
Fixed until 06/08/2028, 6.31% (C), 06/08/2029	388,000	399,218
Fixed until 06/08/2033, 6.38% (C), 06/08/2034	747,000	776,035
Fixed until 10/30/2030, 7.62% (C), 10/30/2031	864,000	954,687

		2,345,716

Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
6.50%, 02/15/2028 (B)	592,000	598,221
Sysco Corp.
5.75%, 01/17/2029	362,000	372,590

		970,811

Distributors - 0.2%
LKQ Corp.
5.75%, 06/15/2028	854,000	869,427
6.25%, 06/15/2033	802,000	835,381

		1,704,808

Diversified REITs - 0.0% (F)
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	73,000	71,798
5.38%, 04/15/2026	333,000	330,125

		401,923

Diversified Telecommunication Services - 0.0% (F)
AT&T, Inc.
3.65%, 09/15/2059	109,000	76,127

Electric Utilities - 0.9%
American Electric Power Co., Inc.
5.63%, 03/01/2033	893,000	907,512
Duke Energy Corp.
4.30%, 03/15/2028	643,000	628,370
Duquesne Light Holdings, Inc.
2.78%, 01/07/2032 (B)	642,000	524,520
Electricite de France SA
5.70%, 05/23/2028 (B) (D)	421,000	427,029
6.25%, 05/23/2033 (B)	583,000	611,393
Exelon Corp.
5.45%, 03/15/2034	679,000	684,023
Georgia Power Co.
4.65%, 05/16/2028	450,000	445,847
4.95%, 05/17/2033	713,000	703,714
5.25%, 03/15/2034	599,000	604,821
National Grid PLC
5.60%, 06/12/2028	320,000	325,911
5.81%, 06/12/2033	672,000	686,816

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southern Co.
5.70%, 03/15/2034	$ 645,000	$ 665,646
Xcel Energy, Inc.
5.45%, 08/15/2033	1,551,000	1,542,757

		8,758,359

Electrical Equipment - 0.1%
WESCO Distribution, Inc.
6.38%, 03/15/2029 (B)	483,000	488,001
6.63%, 03/15/2032 (B)	611,000	621,117

		1,109,118

Electronic Equipment, Instruments & Components - 0.2%
Trimble, Inc.
4.90%, 06/15/2028	314,000	312,431
6.10%, 03/15/2033	1,129,000	1,180,398

		1,492,829

Financial Services - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/15/2027	414,000	403,781
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/2029 (B)	38,000	38,595
6.50%, 03/26/2031 (B)	46,000	46,830
Nasdaq, Inc.
5.35%, 06/28/2028	194,000	196,552
5.55%, 02/15/2034	1,295,000	1,317,966
5.95%, 08/15/2053	612,000	645,854
6.10%, 06/28/2063	260,000	277,069

		2,926,647

Food Products - 0.5%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%, 05/15/2032	695,000	567,035
3.63%, 01/15/2032	500,000	427,789
5.50%, 01/15/2030	375,000	369,554
Nestle Capital Corp.
4.75%, 03/12/2031 (B)	1,229,000	1,226,766
4.88%, 03/12/2034 (B)	1,374,000	1,374,825
Pilgrim’s Pride Corp.
6.25%, 07/01/2033	953,000	973,989

		4,939,958

Health Care Equipment & Supplies - 0.4%
Smith & Nephew PLC
5.40%, 03/20/2034	600,000	597,855
Solventum Corp.
5.45%, 03/13/2031 (B)	1,292,000	1,289,698
5.60%, 03/23/2034 (B)	1,703,000	1,707,179
6.00%, 05/15/2064 (B)	597,000	592,855

		4,187,587

Health Care Providers & Services - 0.9%
Centene Corp.
2.45%, 07/15/2028	919,000	814,739
3.00%, 10/15/2030	491,000	420,802
4.25%, 12/15/2027	2,255,000	2,151,277
HCA, Inc.
3.63%, 03/15/2032	450,000	398,701
5.20%, 06/01/2028	233,000	233,713
5.38%, 09/01/2026	187,000	187,000
5.45%, 04/01/2031	430,000	432,617
5.50%, 06/01/2033	747,000	750,532

Transamerica Series Trust	Page 5

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA, Inc. (continued)
5.60%, 04/01/2034	$ 690,000	$ 695,478
5.63%, 09/01/2028	264,000	267,471
5.88%, 02/01/2029	408,000	417,304
Humana, Inc.
5.38%, 04/15/2031	850,000	850,793
5.75%, 04/15/2054	563,000	566,899
5.88%, 03/01/2033	220,000	227,018
5.95%, 03/15/2034	367,000	381,293
Universal Health Services, Inc.
2.65%, 10/15/2030	163,000	138,238

		8,933,875

Insurance - 0.7%
Aon North America, Inc.
5.30%, 03/01/2031	941,000	948,750
5.45%, 03/01/2034	1,926,000	1,947,759
5.75%, 03/01/2054	907,000	928,865
Arthur J Gallagher & Co.
5.45%, 07/15/2034	823,000	829,274
6.50%, 02/15/2034	427,000	458,816
Athene Global Funding
2.65%, 10/04/2031 (B)	712,000	581,354
2.72%, 01/07/2029 (B)	800,000	705,206
Brown & Brown, Inc.
4.95%, 03/17/2052	845,000	745,647

		7,145,671

IT Services - 0.2%
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	932,000	964,668
Leidos, Inc.
2.30%, 02/15/2031	170,000	140,653
5.75%, 03/15/2033	558,000	572,282

		1,677,603

Machinery - 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028 (B)	693,000	703,173

Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.65%, 02/01/2034 (D)	2,832,000	2,906,568

Oil, Gas & Consumable Fuels - 0.7%
Cheniere Energy, Inc.
5.65%, 04/15/2034 (B)	888,000	894,166
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030 (B)	212,000	217,696
6.04%, 11/15/2033 (B)	510,000	528,763
6.50%, 08/15/2043 (B)	103,000	110,498
6.54%, 11/15/2053 (B)	532,000	577,495
DT Midstream, Inc.
4.38%, 06/15/2031 (B)	635,000	575,150
Enbridge, Inc.
5.70%, 03/08/2033	480,000	491,425
6.20%, 11/15/2030	183,000	193,993
Energy Transfer LP
4.95%, 06/15/2028	78,000	77,335
5.55%, 02/15/2028	603,000	611,561
EQT Corp.
5.70%, 04/01/2028	318,000	320,999
Hess Midstream Operations LP
5.13%, 06/15/2028 (B)	460,000	444,751

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.
6.13%, 01/01/2031	$ 534,000	$ 553,016
6.63%, 09/01/2030	296,000	313,177
8.88%, 07/15/2030	420,000	487,973
Viper Energy, Inc.
7.38%, 11/01/2031 (B)	835,000	868,046

		7,266,044

Personal Care Products - 0.1%
Haleon US Capital LLC
3.38%, 03/24/2027	554,000	530,240

Pharmaceuticals - 0.0% (F)
AbbVie, Inc.
5.40%, 03/15/2054	337,000	346,824

Professional Services - 0.1%
Global Payments, Inc.
2.15%, 01/15/2027	570,000	526,043

Real Estate Management & Development - 0.2%
CBRE Services, Inc.
5.95%, 08/15/2034 (D)	2,100,000	2,156,200

Residential REITs - 0.1%
Sun Communities Operating LP
2.70%, 07/15/2031	898,000	740,212

Retail REITs - 0.1%
Agree LP
2.00%, 06/15/2028	630,000	554,030
2.60%, 06/15/2033	197,000	154,818
2.90%, 10/01/2030	313,000	269,159

		978,007

Semiconductors & Semiconductor Equipment - 0.3%
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	2,099,000	2,103,998
Marvell Technology, Inc.
4.88%, 06/22/2028	378,000	372,982
5.75%, 02/15/2029	391,000	400,507

		2,877,487

Software - 0.3%
Constellation Software, Inc.
5.16%, 02/16/2029 (B)	256,000	255,864
5.46%, 02/16/2034 (B)	744,000	749,590
MSCI, Inc.
3.63%, 09/01/2030 (B)	992,000	880,070
3.88%, 02/15/2031 (B)	962,000	858,282
4.00%, 11/15/2029 (B)	184,000	170,208

		2,914,014

Specialized REITs - 0.3%
American Tower Corp.
5.20%, 02/15/2029	431,000	431,228
5.45%, 02/15/2034	690,000	691,599
American Tower Trust #1
5.49%, 03/15/2028 (B)	1,406,000	1,418,438

		2,541,265

Transamerica Series Trust	Page 6

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
4.85%, 01/15/2029	$ 591,000	$ 586,847
5.15%, 04/15/2034	506,000	504,604

		1,091,451

Total Corporate Debt Securities (Cost $120,434,180)		119,259,475

MORTGAGE-BACKED SECURITIES - 5.6%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A,
1-Month Term SOFR + 1.18%, 6.50% (C), 09/15/2034 (B)	592,515	581,604
A&D Mortgage Trust
Series 2023-NQM2, Class A1,
6.13% (C), 05/25/2068 (B)	608,163	604,740
Series 2023-NQM4, Class A1,
7.47% (C), 09/25/2068 (B)	277,433	282,112
Angel Oak Mortgage Trust
Series 2019-5, Class A1,
2.59% (C), 10/25/2049 (B)	54,176	52,259
Series 2019-6, Class A1,
2.62% (C), 11/25/2059 (B)	50,224	48,613
Series 2020-3, Class A2,
2.41% (C), 04/25/2065 (B)	134,340	124,255
Series 2024-3, Class A1,
4.80% (C), 11/26/2068 (B)	177,020	171,143
BAMLL Re-REMIC Trust
Series 2024-FRR2, Class D,
1.26% (C), 07/27/2050 (B)	120,000	94,796
Series 2024-FRR2, Class E,
1.27% (C), 07/27/2050 (B)	328,000	234,472
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class AF,
1-Month SOFR Average + 0.85%, 5.00% (C), 11/25/2051 (B)	651,723	602,412
Series 2022-2, Class A1,
3.00% (C), 12/25/2051 (B)	1,279,824	1,069,903
BBCMS Trust
Series 2015-SRCH, Class A2,
4.20%, 08/10/2035 (B)	715,000	662,404
BPR Trust
Series 2022-OANA, Class A,
1-Month Term SOFR + 1.90%, 7.22% (C), 04/15/2037 (B)	891,000	895,461
Series 2023-BRK2, Class A,
6.90% (C), 11/05/2028 (B)	831,000	863,381
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A,
1-Month Term SOFR + 1.04%, 6.37% (C), 10/15/2037 (B)	128,627	128,426
Series 2021-VINO, Class A,
1-Month Term SOFR + 0.77%, 6.09% (C), 05/15/2038 (B)	140,584	139,530
Series 2021-VOLT, Class B,
1-Month Term SOFR + 1.06%, 6.39% (C), 09/15/2036 (B)	733,000	724,754
Series 2021-VOLT, Class D,
1-Month Term SOFR + 1.76%, 7.09% (C), 09/15/2036 (B)	770,000	758,725
Series 2023-VLT2, Class A,
1-Month Term SOFR + 2.28%, 7.61% (C), 06/15/2040 (B)	215,000	215,873

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust (continued)
Series 2023-VLT2, Class B,
1-Month Term SOFR + 3.13%, 8.45% (C), 06/15/2040 (B)	$ 479,000	$ 480,497
BX Trust
1-Month Term SOFR + 0.75%, 6.07% (C), 04/15/2039 (B)	678,018	668,695
Series 2019-MMP, Class C,
1-Month Term SOFR + 1.49%, 6.82% (C), 08/15/2036 (B)	183,084	174,943
Series 2019-OC11, Class B,
3.61%, 12/09/2041 (B)	242,000	216,236
Series 2019-OC11, Class C,
3.86%, 12/09/2041 (B)	481,000	427,093
Series 2021-LBA, Class AJV,
1-Month Term SOFR + 0.91%, 6.24% (C), 02/15/2036 (B)	820,000	816,412
Series 2021-LBA, Class AV,
1-Month Term SOFR + 0.91%, 6.24% (C), 02/15/2036 (B)	737,035	733,810
BXP Trust
Series 2017-GM, Class A,
3.38%, 06/13/2039 (B)	324,000	301,057
CENT Trust
Series 2023-CITY, Class A,
1-Month Term SOFR + 2.62%, 7.95% (C), 09/15/2038 (B)	849,000	857,481
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1,
1-Month SOFR Average + 1.20%, 6.52% (C), 02/25/2050 (B)	668,256	663,955
Cold Storage Trust
Series 2020-ICE5, Class A,
1-Month Term SOFR + 1.01%, 6.33% (C), 11/15/2037 (B)	1,316,224	1,313,345
Series 2020-ICE5, Class B,
1-Month Term SOFR + 1.41%, 6.73% (C), 11/15/2037 (B)	585,862	584,764
Series 2020-ICE5, Class C,
1-Month Term SOFR + 1.76%, 7.08% (C), 11/15/2037 (B)	587,828	586,726
COLT Mortgage Loan Trust
Series 2020-3, Class A1,
1.51% (C), 04/27/2065 (B)	39,695	37,509
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A,
1-Month Term SOFR + 1.03%, 6.35% (C), 05/15/2036 (B)	1,316,724	1,316,727
Series 2019-ICE4, Class C,
1-Month Term SOFR + 1.48%, 6.80% (C), 05/15/2036 (B)	281,300	281,036
CRSO Trust
7.12% (C), 07/12/2040	1,274,000	1,335,602
CSMC Trust
Series 2021-WEHO, Class A,
1-Month Term SOFR + 4.08%, 9.41% (C), 04/15/2026 (B)	531,730	524,071
DC Commercial Mortgage Trust
Series 2023-DC, Class A,
6.31%, 09/12/2040 (B)	708,000	724,132
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month Term SOFR + 1.19%, 6.52% (C), 07/15/2038 (B)	392,216	392,093

Transamerica Series Trust	Page 7

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA6, Class M2,
1-Month SOFR Average + 1.50%, 6.82% (C), 10/25/2041 (B)	$ 192,864	$ 193,141
FIGRE Trust
Series 2024-HE1, Class A,
6.17% (C), 03/25/2054 (B)	478,000	478,201
Flagstar Mortgage Trust
Series 2021-13IN, Class A2,
3.00% (C), 12/30/2051 (B)	2,056,969	1,724,721
FREMF Mortgage Trust, Interest Only STRIPS
Series 2017-K729, Class X2A,
0.10%, 11/25/2049 (B)	3,290,602	829
Series 2017-K729, Class X2B,
0.10%, 11/25/2049 (B)	1,055,542	621
FREMF Mortgage Trust, Principal Only STRIPS
Series 2017-K729, Class D,
Zero Coupon, 11/25/2049 (B)	419,478	390,564
GCAT Trust
Series 2022-INV1, Class A1,
3.00% (C), 12/25/2051 (B)	1,700,715	1,424,947
Series 2023-INV1, Class A1,
6.00% (C), 08/25/2053 (B)	886,137	886,587
Series 2024-INV1, Class 2A2,
6.50% (C), 01/25/2054 (B)	1,004,093	1,013,080
Great Wolf Trust
Series 2019-WOLF, Class A,
1-Month Term SOFR + 1.35%, 6.67% (C), 12/15/2036 (B)	154,739	154,691
Series 2019-WOLF, Class B,
1-Month Term SOFR + 1.65%, 6.97% (C), 12/15/2036 (B)	198,053	197,743
Series 2019-WOLF, Class C,
1-Month Term SOFR + 1.95%, 7.27% (C), 12/15/2036 (B)	220,315	219,902
Hudsons Bay Simon JV Trust
Series 2015-HB10, Class A10,
4.15%, 08/05/2034 (B)	321,959	301,227
Series 2015-HB7, Class A7,
3.91%, 08/05/2034 (B)	217,373	211,172
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1,
5.94% (C), 02/25/2068 (B)	425,657	421,826
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A,
3.29%, 01/10/2037 (B)	845,000	823,366
Series 2020-ACE, Class B,
3.64%, 01/10/2037 (B)	580,000	559,644
Life Mortgage Trust
Series 2021-BMR, Class A,
1-Month Term SOFR + 0.81%, 6.14% (C), 03/15/2038 (B)	1,278,844	1,264,588
Series 2021-BMR, Class C,
1-Month Term SOFR + 1.21%, 6.54% (C), 03/15/2038 (B)	740,177	730,230
Series 2022-BMR2, Class A1,
1-Month Term SOFR + 1.30%, 6.62% (C), 05/15/2039 (B)	886,000	878,247
Series 2022-BMR2, Class B,
1-Month Term SOFR + 1.79%, 7.12% (C), 05/15/2039 (B)	257,000	253,788

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Med Trust
Series 2021-MDLN, Class A,
1-Month Term SOFR + 1.06%, 6.39% (C), 11/15/2038 (B)	$ 197,054	$ 196,562
Series 2021-MDLN, Class E,
1-Month Term SOFR + 3.26%, 8.59% (C), 11/15/2038 (B)	967,357	963,125
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A11,
1-Month SOFR Average + 0.95%, 5.00% (C), 08/25/2051 (B)	485,365	449,470
Series 2021-INV3, Class A11,
1-Month SOFR Average + 0.95%, 5.00% (C), 10/25/2051 (B)	591,515	547,236
Series 2021-INV4, Class A3,
2.50% (C), 12/25/2051 (B)	394,200	316,254
Series 2022-INV1, Class A2,
3.00% (C), 03/25/2052 (B)	1,160,619	970,251
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A,
1-Month Term SOFR + 0.92%, 6.24% (C), 04/15/2038 (B)	1,128,360	1,123,071
Series 2021-MHC, Class C,
1-Month Term SOFR + 1.47%, 6.79% (C), 04/15/2038 (B)	636,935	632,357
MIC Trust
Series 2023-MIC, Class A,
8.44% (C), 12/05/2038 (B)	584,328	631,089
NCMF Trust
Series 2022-MFP, Class A,
1-Month Term SOFR + 1.74%, 7.07% (C), 03/15/2039 (B)	400,000	397,778
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1,
4.50% (C), 02/25/2058 (B)	95,531	92,345
NRTH Mortgage Trust
Series 2024-PARK, Class A,
1-Month Term SOFR + 1.64%, 6.94% (C), 03/15/2041 (B)	1,390,000	1,391,740
OBX Trust
Series 2021-INV3, Class A3,
2.50% (C), 10/25/2051 (B)	410,254	329,133
Series 2022-INV1, Class A1,
3.00% (C), 12/25/2051 (B)	1,283,753	1,073,188
Series 2022-INV1, Class A18,
3.00% (C), 12/25/2051 (B)	545,038	450,189
Oceanview Mortgage Trust
Series 2022-1, Class A1,
3.00% (C), 12/25/2051 (B)	681,984	570,123
OPEN Trust
Series 2023-AIR, Class C,
1-Month Term SOFR + 5.24%, 10.56% (C), 10/15/2028 (B)	198,012	199,002
PRPM LLC
Series 2020-4, Class A1,
5.61% (C), 10/25/2025 (B)	409,292	408,369
Series 2024-RCF2, Class A1,
3.75% (C), 03/25/2054 (B)	247,000	235,090
RCKT Mortgage Trust
Series 2021-3, Class A21,
1-Month SOFR Average + 0.80%, 5.00% (C), 07/25/2051 (B)	429,507	395,947
Series 2023-CES1, Class A1A,
6.52% (C), 06/25/2043 (B)	487,739	488,913

Transamerica Series Trust	Page 8

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust (continued)
Series 2023-CES2, Class A1A,
6.81% (C), 09/25/2043 (B)	$ 734,618	$ 743,462
Series 2023-CES3, Class A1A,
7.11% (C), 11/25/2043 (B)	1,315,558	1,334,717
Series 2024-CES2, Class A1A,
6.14% (C), 04/25/2044 (B)	1,842,000	1,851,858
Saluda Grade Alternative Mortgage Trust
Series 2023-FIG3, Class A,
7.07% (C), 08/25/2053 (B)	1,150,089	1,179,487
Series 2023-SEQ3, Class A1,
7.16% (C), 06/01/2053 (B)	246,667	248,436
Series 2024-CES1, Class A1,
6.31% (C), 03/25/2054 (B) (G)	385,563	385,554
Sequoia Mortgage Trust
Series 2013-5, Class A1,
2.50% (C), 05/25/2043 (B)	100,460	85,023
Series 2020-2, Class A19,
3.50% (C), 03/25/2050 (B)	47,121	40,992
SMRT Commercial Mortgage Trust
Series 2022-MINI, Class A,
1-Month Term SOFR + 1.00%, 6.33% (C), 01/15/2039 (B)	451,000	448,181
SREIT Trust
Series 2021-MFP, Class A,
1-Month Term SOFR + 0.85%, 6.17% (C), 11/15/2038 (B)	95,686	94,995
Towd Point Mortgage Trust
Series 2023-CES1, Class A1A,
6.75% (C), 07/25/2063 (B)	255,400	257,419
TYSN Mortgage Trust
Series 2023-CRNR, Class A,
6.58% (C), 12/10/2033 (B)	924,755	966,944
UWM Mortgage Trust
Series 2021-INV1, Class A9,
1-Month SOFR Average + 0.90%, 5.00% (C), 08/25/2051 (B)	576,385	533,672
Series 2021-INV4, Class A3,
2.50% (C), 12/25/2051 (B)	299,832	240,545
VASA Trust
Series 2021-VASA, Class A,
1-Month Term SOFR + 1.01%, 6.34% (C), 07/15/2039 (B)	425,000	388,043
VMC Finance LLC
Series 2021-HT1, Class A,
1-Month Term SOFR + 1.76%, 7.09% (C), 01/18/2037 (B)	272,944	269,559
WB Commercial Mortgage Trust
Series 2024-HQ, Class A,
6.13% (C), 03/15/2040 (B)	654,000	657,847
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A,
1-Month Term SOFR + 1.26%, 6.59% (C), 02/15/2040 (B)	183,247	181,877

Total Mortgage-Backed Securities (Cost $56,461,018)		54,590,005

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.0%
Federal Home Loan Mortgage Corp.
2.50%, 12/01/2033 - 05/01/2052	8,638,574	7,395,932
3.00%, 05/01/2031 - 03/01/2052	1,482,253	1,367,678
3.50%, 07/01/2046 - 06/01/2052	849,925	776,712
4.00%, 03/01/2047 - 11/01/2050	2,283,682	2,149,176

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
4.50%, 03/01/2048 - 08/01/2052	$ 2,750,692	$ 2,637,307
5.00%, 09/01/2048 - 09/01/2053	6,500,673	6,415,101
5.00%, 07/01/2053 (H)	390,738	382,479
5.50%, 09/01/2052 - 07/01/2053	1,465,837	1,476,700
5.50%, 09/01/2053 - 04/01/2054 (H)	425,104	432,863
6.00%, 04/01/2040 - 10/01/2053	3,894,148	3,968,619
6.50%, 11/01/2053	697,378	723,293
Federal Home Loan Mortgage Corp. STACR REMICS Trust
1-Month SOFR Average + 0.85%, 6.17% (C), 11/25/2041 (B)	342,203	341,878
1-Month SOFR Average + 0.95%, 6.27% (C), 12/25/2041 (B)	758,484	754,746
1-Month SOFR Average + 1.30%, 6.62% (C), 02/25/2042 (B)	137,191	137,513
1-Month SOFR Average + 1.85%, 7.17% (C), 11/25/2043 (B)	395,717	399,684
1-Month SOFR Average + 2.00%, 7.32% (C), 04/25/2042 (B)	139,366	141,169
1-Month SOFR Average + 2.00%, 7.32% (C), 06/25/2043 (B)	58,200	58,621
1-Month SOFR Average + 2.10%, 7.42% (C), 03/25/2042 (B)	282,419	285,187
1-Month SOFR Average + 2.10%, 7.42% (C), 04/25/2043 (B)	242,207	246,632
1-Month SOFR Average + 2.25%, 7.57% (C), 08/25/2033 (B)	1,119,191	1,144,429
1-Month SOFR Average + 2.30%, 7.62% (C), 08/25/2033 (B)	793,095	808,774
1-Month SOFR Average + 2.30%, 7.62% (C), 08/25/2042 (B)	225,406	230,206
1-Month SOFR Average + 2.35%, 7.67% (C), 12/25/2041 (B)	258,132	259,580
Federal National Mortgage Association
1.00%, 06/01/2052 (H)	583,873	504,504
2.50%, 11/01/2034 - 03/01/2062	18,897,885	15,862,367
3.00%, 10/01/2034 - 06/01/2057	5,201,020	4,536,836
3.50%, 08/01/2047 - 08/01/2056	7,159,038	6,514,765
4.00%, 05/01/2045 - 04/01/2052	10,892,730	10,225,313
4.50%, 11/01/2042 - 08/01/2053	4,038,262	3,886,842
5.00%, 07/01/2044 - 12/01/2053	3,829,432	3,779,329
5.00%, 03/01/2054 (H)	735,983	720,433
5.50%, 09/01/2052 - 09/01/2053	7,117,626	7,126,096
5.50%, 11/01/2053 - 03/01/2054 (H)	995,418	1,012,647
6.00%, 02/01/2037 - 01/01/2054	1,657,935	1,680,988
Federal National Mortgage Association Connecticut Avenue Securities Trust
1-Month SOFR Average + 1.05%, 6.37% (C), 01/25/2044 (B)	424,334	424,408
1-Month SOFR Average + 1.50%, 6.82% (C), 10/25/2043 (B)	450,544	452,497
1-Month SOFR Average + 1.65%, 6.97% (C), 12/25/2041 (B)	464,000	465,998
1-Month SOFR Average + 1.70%, 7.02% (C), 07/25/2043 (B)	490,062	494,380
1-Month SOFR Average + 1.90%, 7.22% (C), 04/25/2042 (B)	355,783	357,997
1-Month SOFR Average + 1.95%, 7.27% (C), 09/25/2043 (B)	220,593	222,660
1-Month SOFR Average + 2.00%, 7.32% (C), 11/25/2041 (B)	1,446,000	1,454,212
1-Month SOFR Average + 2.10%, 7.42% (C), 03/25/2042 (B)	363,325	368,536
1-Month SOFR Average + 2.30%, 7.62% (C), 05/25/2043 (B)	548,995	560,300
1-Month SOFR Average + 2.50%, 7.82% (C), 04/25/2043 (B)	435,680	444,284

Transamerica Series Trust	Page 9

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust (continued)
1-Month SOFR Average + 2.50%, 7.82% (C), 09/25/2042 (B)	$ 666,645	$ 677,615
1-Month SOFR Average + 3.00%, 8.32% (C), 01/25/2042 (B)	527,000	541,510
1-Month SOFR Average + 3.00%, 8.32% (C), 04/25/2042 (B)	376,000	387,720
Federal National Mortgage Association REMICS
3.00%, 05/25/2048 - 11/25/2049	985,485	865,041
Government National Mortgage Association
2.50%, 03/20/2051	1,605,387	1,371,083
2.50%, 01/20/2052 (H)	1,793,573	1,507,998
3.00%, 11/20/2046 - 08/20/2051	5,364,651	4,752,893
3.50%, 05/20/2049	1,696,214	1,561,695
4.00%, 01/15/2045 - 05/20/2048	1,298,556	1,234,359
4.50%, 08/15/2046 - 05/20/2048	671,775	655,582
5.00%, 08/20/2048	171,390	170,758
Government National Mortgage Association, TBA
2.50%, 04/20/2054 (H)	3,753,575	3,200,666
4.00%, 04/20/2054 (H)	1,437,751	1,346,672
4.50%, 04/20/2054 (H)	801,906	771,164
5.00%, 04/20/2054 (H)	729,984	717,946
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1,
4.75% (C), 09/25/2060 (B)	190,279	182,081
Uniform Mortgage-Backed Security, TBA
5.00%, 04/01/2054 (H)	1,416,269	1,382,952
5.50%, 04/01/2054 (H)	1,718,791	1,711,456

Total U.S. Government Agency Obligations (Cost $120,306,553)		116,668,862

U.S. GOVERNMENT OBLIGATIONS - 6.2%
U.S. Treasury - 6.2%
U.S. Treasury Bonds
4.13%, 08/15/2053	20,259,900	19,506,485
4.50%, 02/15/2044 (D)	10,510,000	10,582,256
4.75%, 11/15/2043 - 11/15/2053	20,718,500	21,749,210
U.S. Treasury Notes
4.00%, 02/15/2034	3,094,900	3,046,542
4.25%, 02/28/2029 (D)	5,076,300	5,085,818
4.25%, 02/28/2031	453,000	454,133

Total U.S. Government Obligations (Cost $58,511,574)		60,424,444

	Shares	Value
OTHER INVESTMENT COMPANY - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.29% (I)	18,636,784	18,636,784

Total Other Investment Company (Cost $18,636,784)		18,636,784

Principal	Value
REPURCHASE AGREEMENT - 2.3%

Fixed Income Clearing Corp., 2.50% (I), dated 03/28/2024, to be repurchased at $22,285,180 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $22,724,611.

$ 22,278,992	$ 22,278,992

Total Repurchase Agreement (Cost $22,278,992)	22,278,992

Total Investments (Cost $780,510,648)	1,003,564,188
Net Other Assets (Liabilities) - (3.3)%	(31,779,811)

Net Assets - 100.0%	$ 971,784,377

Transamerica Series Trust	Page 10

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$583,997,988	$—	$—	$583,997,988
Asset-Backed Securities	—	27,707,638	—	27,707,638
Corporate Debt Securities	—	119,259,475	—	119,259,475
Mortgage-Backed Securities	—	54,590,005	—	54,590,005
U.S. Government Agency Obligations	—	116,668,862	—	116,668,862
U.S. Government Obligations	—	60,424,444	—	60,424,444
Other Investment Company	18,636,784	—	—	18,636,784
Repurchase Agreement	—	22,278,992	—	22,278,992

Total Investments	$602,634,772	$400,929,416	$—	$1,003,564,188

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the total value of 144A securities is $123,885,678, representing 12.7% of the Portfolio’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $19,084,838, collateralized by cash collateral of $18,636,784 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $843,578. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2024, the value of the security is $385,554, representing less than 0.1% of the Portfolio’s net assets.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Rates disclosed reflect the yields at March 31, 2024.
(J)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 11

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Janus Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Page 12

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 13